Share-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, weighted average grant date fair value (in dollars per share)	$ 1.07	$ 0.73
Total	$ 1,343	$ 721
Unrecognized compensation cost	$ 4,300
2020 Plan, Early Exercise Provision
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested shares (in shares)	175,192	285,839
Stock Option | 2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, granted period	10 years
Total	$ 1,300	$ 700
Unrecognized compensation cost, recognition period	2 years 8 months 12 days
Stock Option | 2020 Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock vesting period	3 years
Stock Option | 2020 Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock vesting period	4 years
Stock Option | 2020 Plan, Early Exercise Provision
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Liability associated with early exercised stock options	$ 100	$ 100
Class A Common Stock | 2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)	11,385,409